Borrowings - Schedule of Analysis of Net Debt Movements Along with Reconciliation to the Financing Activities in the Group Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Net Debt Adjustment On Cash Flow	£ (1,609)	£ (2,996)
Non-financing cash flows included in net debt	(329)	(386)
Interest paid	(1,601)	(1,557)	£ (1,106)
Interest element of lease liabilities	(32)	(2)	(1)
Remaining cash flows relating to derivative financial instruments	(173)	(54)
Purchases of own shares held in employee share ownership trusts	(117)	(139)	(205)
Dividends paid to owners of the parent	(4,598)	(4,347)	(3,465)
Capital injection from/(purchases) of non-controlling interests	20	(11)
Dividends paid to non-controlling interests	(157)	(142)	(167)
Other	3	4	6
Net cash (used in)/generated from financing activities	£ (8,593)	£ (9,630)	£ 14,759